BUSINESS ACQUISITION (Details Narrative)		11 Months Ended
	Aug. 13, 2021 AUD ($)	Jun. 30, 2022 AUD ($)	Jul. 14, 2022 GBP (£)	Jul. 19, 2021
EasyDNA [Member]
IfrsStatementLineItems [Line Items]
Cash consideration	$ 3,400,625
Amount settled in shares, value	1,574,136
Acquistion cost	116,682
Loss of acquired entity		$ 165,000
Percentage of ownership interests acquired				100.00%
Purchase price, total consideration	$ 4,974,761
EasyDNA [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Percentage of ownership interests acquired			100.00%
Purchase price, total consideration | £			£ 555,000
Affinity DNA [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Cash consideration | £			£ 227,500
Percentage of ownership interests acquired			100.00%
Purchase price, total consideration | £			£ 555,000
Liabilities incurred | £			£ 227,500